Statements Of Financial Highlights		12 Months Ended
		Dec. 31, 2016 USD ($) $ / item	Dec. 31, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(78.67)	(72.85)	(71.17)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		182.58	93.67	189.87
Net gains (losses) from U.S. Treasury notes	[1]	0.33	(0.80)	(0.09)
Net income from operations		104.24	20.02	118.61
Profit share allocated to Managing Owner				0.00
Net income after profit share allocation		104.24	20.02	118.61
Net asset value per unit, beginning of period | $		$ 1,091.87	$ 1,071.85	$ 953.24
Net asset value per unit, end of period | $		$ 1,196.11	$ 1,091.87	$ 1,071.85
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(6.55%)	(6.75%)	(7.02%)
Total expenses		6.97%	6.96%	7.13%
Profit share allocation	[2]			0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		6.97%	6.96%	7.13%
Total return before profit share allocation		9.55%	1.87%	12.44%
Less: profit share allocation				0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		9.55%	1.87%	12.44%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(40.26)	(37.29)	(36.24)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		282.10	118.62	225.09
Net gains (losses) from U.S. Treasury notes	[1]	2.49	(1.12)	0.00
Net income from operations		244.33	80.21	188.85
Profit share allocated to Managing Owner		87.35	15.29	4.50
Net income after profit share allocation		156.98	64.92	184.35
Net asset value per unit, beginning of period | $		$ 1,365.30	$ 1,300.38	$ 1,116.03
Net asset value per unit, end of period | $		$ 1,522.28	$ 1,365.30	$ 1,300.38
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(2.70%)	(2.80%)	(3.05%)
Total expenses		3.07%	3.02%	3.16%
Profit share allocation	[2]	5.86%	1.15%	0.38%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		8.93%	4.17%	3.54%
Total return before profit share allocation		17.36%	6.14%	16.90%
Less: profit share allocation		5.86%	1.15%	0.38%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		11.50%	4.99%	16.52%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(36.53)	(34.37)	(33.89)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		234.99	119.82	230.46
Net gains (losses) from U.S. Treasury notes	[1]	0.30	(1.07)	(0.09)
Net income from operations		198.76	84.38	196.48
Profit share allocated to Managing Owner		37.29	16.10	7.25
Net income after profit share allocation		161.47	68.28	189.23
Net asset value per unit, beginning of period | $		$ 1,383.72	$ 1,315.44	$ 1,126.21
Net asset value per unit, end of period | $		$ 1,545.19	$ 1,383.72	$ 1,315.44
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(2.40%)	(2.55%)	(2.77%)
Total expenses		2.82%	2.77%	2.88%
Profit share allocation	[2]	2.45%	1.19%	0.59%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		5.27%	3.96%	3.47%
Total return before profit share allocation		14.12%	6.38%	17.39%
Less: profit share allocation		2.45%	1.19%	0.59%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		11.67%	5.19%	16.80%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	[1]	(6.17)	(7.97)	(9.99)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		270.12	133.77	251.11
Net gains (losses) from U.S. Treasury notes	[1]	0.35	(1.29)	(0.16)
Net income from operations		264.30	124.51	240.96
Profit share allocated to Managing Owner			0.00	0.00
Net income after profit share allocation		264.30	124.51	240.96
Net asset value per unit, beginning of period | $		$ 1,574.68	$ 1,450.17	$ 1,209.21
Net asset value per unit, end of period | $		$ 1,838.98	$ 1,574.68	$ 1,450.17
RATIOS TO AVERAGE CAPITAL:
Net investment loss		(0.34%)	(0.53%)	(0.75%)
Total expenses		0.76%	0.74%	0.86%
Profit share allocation	[2]		0.00%	0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION		0.76%	0.74%	0.86%
Total return before profit share allocation		16.78%	8.59%	19.93%
Less: profit share allocation			0.00%	0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION		16.78%	8.59%	19.93%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	The combination of a February 2016 redemption reducing the average capital for Series 2, along with crystallized fees on that redemption, contributed to a larger profit share allocation ratio for Series 2 compared to Series 3.